Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Payables
Accrued Liabilities and Other Payables

11. Accrued Liabilities and Other Payables

The following is a summary of accrued liabilities and other payables as of December 31, 2022 and 2023:

	December 31,	December 31,
	2022	2023
	RMB’000	RMB’000

Accrued professional fees	10,552	11,242
Accrued promotion fees	10,829	3,986
Payable for property, plant and equipment	156	2,604
Accrued employee welfare expense, meal and travel expense	362	1,535
Accrued office rental expense	769	463
Guarantee deposits	280	230
Withholding employees’ social insurance and housing fund	1,289	1,190
Others	3,369	3,902
Total	27,606	25,152